Shareholders' Equity - Classified warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2021
Class of Warrant or Right [Line Items]
Warrants purchased	45,667,000	705,882	705,882
Private Placement Warrants - Sponsor
Class of Warrant or Right [Line Items]
Warrants purchased	16,300,000
Strike Price	$ 11.50
Fair Value	$ 18,093
Public Warrants
Class of Warrant or Right [Line Items]
Warrants purchased	23,000,000
Strike Price	$ 11.50
Redemption price	$ 18.00
Private Placement Warrants - PIPE
Class of Warrant or Right [Line Items]
Warrants purchased	16,667,000
Strike Price	$ 11.50
Redemption price	$ 18.00
Private Placement Warrants - GK
Class of Warrant or Right [Line Items]
Warrants purchased	5,000,000
Strike Price	$ 11.50
Private Placement Warrants - CEO
Class of Warrant or Right [Line Items]
Warrants purchased	1,000,000
Strike Price	$ 11.50